Statement of Operations - Details (Tables)	6 Months Ended
Sep. 30, 2017
Condensed Financial Statements [Abstract]
Schedule of operations details
	For the Six-Months period ended September 30,
	2017	2016
Revenues
Crowdfunding	$505,605	$77,205
Incubation Service	1,380,131	1,104,321
Finder’s Fee Service
Total	$1,885,736	$1,181,526
Operating expenses
Legal & Professional Fees	$308,251	$368,094
Wages & Salaries	536,303	120,343
Travel Expenses	142,429	18,112
Depreciation & Amortization	18,691	12,664
IT & Data Services	112,705	16,028
Rent Expense	113,484	—
Office Expense	5,537	—
Business Taxes and Surcharges	9,263	8,290
Meals & Entertainment	29,925	—
Advertising	222	—
Other	38,133	44,059
Total	$1,314,943	$587,590